Schedule of revenue from the sale of subscription passes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Product Information [Line Items]
Total	$ 10,078,798	$ 7,920,461	$ 3,951,074
Sale Of Virtual Items [Member]
Product Information [Line Items]
Total	9,679,453	7,723,366
Sale Of Subscription Passes [Member]
Product Information [Line Items]
Total	399,345	197,095
Transferred at Point in Time [Member]
Product Information [Line Items]
Total	9,679,453	7,723,366
Transferred at Point in Time [Member] | Sale Of Virtual Items [Member]
Product Information [Line Items]
Total	9,679,453	7,723,366
Transferred at Point in Time [Member] | Sale Of Subscription Passes [Member]
Product Information [Line Items]
Total
Transferred over Time [Member]
Product Information [Line Items]
Total	399,345	197,095
Transferred over Time [Member] | Sale Of Virtual Items [Member]
Product Information [Line Items]
Total
Transferred over Time [Member] | Sale Of Subscription Passes [Member]
Product Information [Line Items]
Total	$ 399,345	$ 197,095